Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables summarize revenue disaggregated by business segment and the source of the revenue for the years ended December 31, 2020, 2019, and 2018:

	For the year ended December 31, 2020
($ thousands)	Global Lottery	Global Gaming	Total
Operating and facilities management contracts	1,743,916	—	1,743,916
Gaming terminal services	—	297,418	297,418
Systems, software, and other	298,736	299,488	598,224
Service revenue	2,042,652	596,906	2,639,558

Lottery products	121,346	—	121,346
Gaming terminals	—	205,289	205,289
Gaming other	—	149,263	149,263
Product sales	121,346	354,552	475,898
Total revenue	2,163,998	951,458	3,115,456

	For the year ended December 31, 2019
($ thousands)	Global Lottery	Global Gaming	Total
Operating and facilities management contracts	1,930,761	—	1,930,761
Gaming terminal services	—	567,849	567,849
Systems, software, and other	252,200	350,058	602,258
Service revenue	2,182,961	917,907	3,100,868

Lottery products	109,884	—	109,884
Gaming terminals	—	581,017	581,017
Gaming other	—	239,988	239,988
Product sales	109,884	821,005	930,889
Total revenue	2,292,845	1,738,912	4,031,757

	For the year ended December 31, 2018
($ thousands)	Global Lottery	Global Gaming	Total
Operating and facilities management contracts	2,007,261	—	2,007,261
Gaming terminal services	—	601,536	601,536
Systems, software, and other	227,540	359,593	587,133
Service revenue	2,234,801	961,129	3,195,930

Lottery products	126,889	—	126,889
Gaming terminals	—	454,884	454,884
Gaming other	—	203,169	203,169
Product sales	126,889	658,053	784,942
Total revenue	2,361,690	1,619,182	3,980,872

Contract with Customer, Asset and Liability
Information about receivables, contract assets, and contract liabilities is as follows:

($ thousands)	December 31, 2020	December 31, 2019	Balance Sheet Classification
Receivables, net	846,128	875,263	Trade and other receivables, net

Contract assets:
Current	53,491	47,499	Other current assets
Non-current	75,000	76,188	Other non-current assets
	128,491	123,687

Contract liabilities:
Current	(107,542)	(66,749)	Other current liabilities
Non-current	(62,175)	(65,855)	Other non-current liabilities
	(169,717)	(132,604)